Cash and Cash Equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Cash and balances with banks in local currency	R$ 326,592	R$ 229,854
Cash and balances with banks in foreign currency	701	566
Total cash and balances with banks	327,293	230,420
Interbank investments (1)	525,986	1,174,990
Total cash and cash equivalents	R$ 853,279	R$ 1,405,410